Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Measurement
Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. The consolidated financial statements are presented in U.S. dollars, which is the Company’s reporting currency. The Company’s functional currency is the Canadian dollar.
The preparation of consolidated financial statements in accordance with U.S. GAAP requires the Company to make estimates and judgments in certain circumstances that affect the reported amounts of assets, liabilities, expenses, and related disclosure. On an ongoing basis, the Company evaluates its estimates, most notably those related to accrual of expenses including clinical and preclinical study expense accruals, stock-based compensation, valuation allowance for deferred taxes, and fair value measurement of convertible debt. Management bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances. Actual results could differ from these estimates.

Consolidation
Consolidation
These consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Control exists when an entity is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect these returns through its power over the entity. All significant intercompany transactions and balances have been eliminated.
Non-controlling
interest in the net assets of consolidated subsidiaries are identified separately from the Company’s equity.
Non-controlling
interest consists of the
non-controlling
interest as at the date of the original transaction plus the non-controlling
interest’s share of changes in equity since that date.

Company Entity	Date of Incorporation	Jurisdiction of Incorporation	Effective Interest (Note 13(e))

Eupraxia Holdings, Inc.	October 10, 2012	Delaware, USA	95%
Eupraxia Pharmaceuticals USA, LLC	October 10, 2012	Delaware, USA	95%
AMDM Holdings Inc. (2)	April 6, 2016	Washington, USA	95%
Eupraxia Pharma, Inc.	January 7, 2021	Delaware, USA	95%
Eupraxia Pharmaceuticals Australia Pty Ltd.	July 4, 2022	Victoria, Australia	100	% (1)
Eupraxia Pharma USA Inc.	May 17, 2023	Delaware, USA	100	% (1)

(1)	Wholly-owned subsidiary of Eupraxia Pharmaceuticals Inc.
(2)	Date of Control occurred on January 31, 2021 (see Note 13(e)).

Earnings (Loss) per Share
Earnings (Loss) per Share
The Company applies the “Treasury Stock Method” to calculate loss per common share. Under this method, the basic earnings (loss) per share is calculated based on the weighted average aggregate number of common shares outstanding during each period. The diluted earnings (loss) per share assumes that the outstanding stock options and share purchase warrants had been exercised at the beginning of the period, or date of issuance if issued during the period, and proceeds from dilutive instruments are used to purchase common shares at the average market price during the period. Since the Company was in a loss position for the years ended December 31, 2023 and 2022, the assumed conversion of outstanding common share warrants, options, and convertible instruments has an anti-dilutive impact, therefore the diluted loss per share is equal to basic loss per share.

Equipment
Equipment
Equipment is recorded at historical cost less accumulated depreciation and accumulated impairment losses. Depreciation is provided over the estimated useful lives of the assets as follows:

Computers	45% declining balance
Office furniture and equipment	20% declining balance
Leasehold improvements	straight-line over the shorter of the initial term of the lease or useful life
Lab equipment	20% declining balance

The useful lives and depreciation methods applied to each category of equipment are assessed on an annual basis by management and adjusted where necessary to reflect the recoverability of equipment.

Research and Development Expenditures
Research and Development Expenditures
Research and development costs are expensed as they are incurred. These costs consist primarily of salaries and wages related to research and development activities, including share-based payments for employees engaged in research and development, clinical trial expenses and other research costs.

Investment Tax Credits
Investment Tax Credits
Investment tax credits (“ITCs”) arising from research and development activities are deducted from the related costs and are included in profit or loss when there is reasonable assurance that the credits will be realized. ITCs arising from the acquisition or development of equipment and capitalized development costs are deducted from the cost of those assets with amortization calculated on the net amount.

Government Grants
Government Grants
Government grants related to research and development activities are recognized in profit or loss as a deduction from the related expenditure when there is reasonable assurance that the grant will be received. Grants that compensate the Company for the cost of an asset are recognized in profit or loss on a systematic basis over the useful life of the asset.

Government Assistance
Government Assistance
Government contributions are recognized and deducted from the related costs when there is reasonable assurance that the contribution will be received and all attached conditions have been complied with by the Company. Government contributions arising from the acquisition or development of equipment and capitalized development costs are deducted from the cost of those assets with amortization calculated on the net amount.

Income Taxes
Income Taxes
Current income tax is the expected tax payable or recoverable on the taxable profit or loss for the year using tax rates enacted at the reporting date and any adjustment to tax payable from previous years.
Deferred tax is recorded using the asset and liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for if they relate to goodwill not deductible for tax purposes, or differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates and laws enacted at the reporting date and expected to apply when these differences reverse. A deferred tax asset is recognized only to the extent that it is more likely than not that future taxable profits will be available against which the asset can be utilized.
The Company uses a two-step process to recognize and measure the income tax benefit of uncertain tax positions taken or expected to be taken in a tax return. The tax benefit from an uncertain tax position is recognized if it more likely than not that the position will be sustained upon examination of the tax authority based solely on the technical merits of the position. A tax benefit that meets the more likely than not recognition threshold is measured as the largest amount that is greater than 50% likely to realized upon settlement with the tax authority. To the extent a full benefit is not expected to be realized, an income tax liability is established. Any change in judgement related to the expected resolution of an uncertain tax provision is recognized in the year of such a change. Interest an penalties related to income tax are included as a component of income tax expense.

Share-based Payments
Share-based Payments
The Company grants stock options to employees, directors and officers pursuant to stock option plans described in note 13c. Employee stock-based compensation expense is measured at the grant date, based on the estimated fair value of the award, and is recognized as an expense, net of actual forfeitures, over the requisite service period with a corresponding increase in additional paid-in capital. Stock-based compensation expense is amortized on a straight-line basis over the requisite service period for the entire award, which is generally the vesting period of the award.

Any consideration received on exercise of stock options is credited to share capital.

Share Capital and Warrants
Share Capital and Warrants
The Company records proceeds from share issuances net of issue costs and any related tax effects. Common shares issued for consideration other than cash are valued based on their market value at the date the agreement to issue shares was concluded. When units are issued during a private placement, which include both common shares and share purchase warrants, the warrants are classified as equity and as such, the proceeds should be allocated based on the relative fair values of the base instrument and the warrants on the day of the announcement of the private placement. Any value of the warrants is allocated to the warrants and credited to additional paid-in
capital.

Foreign Currency Translation
Foreign Currency Translation
The functional currency for each of the Company and the Company’s subsidiaries is the currency of the primary economic environment in which each entity operates. Determination of functional currency may involve certain judgments to determine the primary economic environment. The Company reconsiders the functional currency of its entities if there is a change in events and conditions which determine the primary economic environment. The functional currency of Eupraxia Pharmaceuticals Inc., the parent entity, and each of the Company’s subsidiaries is the Canadian dollar.

Transactions in foreign currencies are translated to the functional currency of the entity at the exchange rate at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated at the period end date exchange rates.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.
Non-monetary
assets and liabilities denominated in foreign currencies that are measured at fair value are re-translated
to the functional currency at the exchange rate at the date that the fair value was determined. Foreign currency differences arising on re-translation
are recognized in profit or loss.
The reporting currency of the Company’s consolidated financial statements is the U.S. dollar. All assets and liabilities are translated from the functional currency to the reporting currency using the spot rate at the period end date, equity components are translated at the historical rate, and income and expenses are translated using the average exchange rate for the period. All foreign currency differences arising on translation from functional to reporting currency are included in accumulated other comprehensive income.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of the long-lived asset is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset or group of assets. If carrying value exceeds the sum of undiscounted cash flows, the Company then determines the fair value of the underlying asset. Any impairment to be recognized is measured by the amount by which the carrying amount of the asset group exceeds the estimated fair value of the asset or asset group. As of December 31, 2023 and 2022, the Company determined that there were no indicators of impairment of long-lived assets.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, bank deposits, and highly liquid investments with original maturities of three months or less from the date of purchase that are readily convertible to known amounts of cash and subject to insignificant risk of changes in value. Cash equivalents are recorded at cost plus accrued interest.

Short Term Investments
Short Term Investments
Short term investments include highly liquid investments with original maturity dates greater than three months and less than one year and cannot be redeemed prior to maturity without incurring a penalty.

Financial Instruments and Fair Value
Financial Instruments and Fair Value
The Company measures certain financial instruments and other items at fair value into a three-level hierarchy established by US GAAP that prioritizes those inputs to valuation techniques used to measure fair value on the degree to which they are observable. This hierarchy includes:

i.	Level 1 – Unadjusted quoted prices in active markets for identical instruments.

ii.
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

iii.
Inputs are unobservable and reflect the Company’s assumptions as to what market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available.

Assets and liabilities are classified on the lowest level of input that is significant to the fair value measurements. Reclassification of the level may be a result of changes in the observability of the valuation inputs for certain instruments within the fair value hierarchy. The carrying value of accounts receivable, accounts payable, and accrued expense approximate fair value due to the short-term nature of these instruments. On a recurring basis, the Company’s cash and cash equivalents and marketable securities are measured at fair value.

Leases
Leases
Leases classified as operating leases are recorded as lease liabilities based on the present value of minimum lease payments over the lease term, discounted using the lessor’s rate implicit in the lease or the Company’s incremental borrowing rate, if the lessor’s implicit rate is not readily determinable. The lease term includes all periods covered by renewal and termination options where the Company is reasonably certain to exercise the renewal options or not to exercise the termination options. Corresponding right-of-use
assets are recognized consisting of the lease liabilities, initial direct costs and any lease incentive payments. Lease liabilities are drawn down as lease payments are made and right-of-use
assets are depreciated over the term of the lease. Operating lease expenses are recognized on a straight-line basis over the term of the lease, consisting of interest accrued on the lease liability and depreciation of the right-of-use
asset, adjusted for changes in index-based variable lease payments in the period of change. Lease payments on short-term operating leases with lease terms twelve months or less are expensed on a straight-line basis over the lease term.

Upcoming Accounting Standards and Interpretations
Upcoming Accounting Standards and Interpretations
The Company has not yet adopted certain new standards, amendments and interpretations to existing standards, which have been published but are only effective for accounting periods beginning on or after January 1, 2024 or later periods. The new and amended standards are not expected to have a material impact on the Company’s consolidated financial statements.